UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   January 24, 2011
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Entry Total:       $165,160,000

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     5559   189201 SH       Sole                                     189201
Abbott Labs                    COM              002824100     5591   116699 SH       Sole                                     116699
Altria Group Inc.              COM              02209s103      283    11486 SH       Sole                                      11486
AmBev - Companhia De Bebidas A COM              20441w203     1630    52525 SH       Sole                                      52525
Amer Electric Pwr Inc          COM              025537101      235     6540 SH       Sole                                       6540
Apple Computer                 COM              037833100      237      734 SH       Sole                                        734
BP PLC                         COM              055622104      356     8070 SH       Sole                                       8070
Bank of Montreal               COM              063671101      434     7542 SH       Sole                                       7542
Barrick Gold Corp              COM              067901108     7084   133217 SH       Sole                                     133217
Best Buy Inc                   COM              086516101      277     8075 SH       Sole                                       8075
Bristol Myers Squibb           COM              110122108     2943   111157 SH       Sole                                     111157
CVS Caremark Corp              COM              126650100      710    20410 SH       Sole                                      20410
Chesapeake Energy Corp         COM              165167107      368    14200 SH       Sole                                      14200
Chevron Corp                   COM              166764100     7227    79200 SH       Sole                                      79200
Cisco Systems                  COM              17275R102      604    29865 SH       Sole                                      29865
Coca Cola Co                   COM              191216100      925    14060 SH       Sole                                      14060
Colgate Palmolive              COM              194162103      321     3994 SH       Sole                                       3994
ConocoPhillips                 COM              20825c104     2125    31201 SH       Sole                                      31201
Devon Energy Corp              COM              25179M103      263     3345 SH       Sole                                       3345
Dominion Resources             COM              25746u109     3125    73149 SH       Sole                                      73149
Duke Energy Corp               COM              26441c105     1827   102568 SH       Sole                                     102568
E I Du Pont De Nemours         COM              263534109      256     5140 SH       Sole                                       5140
E M C Corp Mass                COM              268648102      578    25230 SH       Sole                                      25230
Emerson Elec                   COM              291011104     4091    71555 SH       Sole                                      71555
Encana Corp                    COM              292505104     1875    64380 SH       Sole                                      64380
Exxon Mobil Corp               COM              30231g102     6161    84253 SH       Sole                                      84253
First American Bankshares      COM                             762     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     1993    28090 SH       Sole                                      28090
General Electric               COM              369604103     2517   137601 SH       Sole                                     137601
General Mills                  COM              370334104     3033    85210 SH       Sole                                      85210
Genuine Parts                  COM              372460105     1640    31940 SH       Sole                                      31940
Goldcorp Inc                   COM              380956409     7793   169485 SH       Sole                                     169485
Grainger W W                   COM              384802104      380     2750 SH       Sole                                       2750
Gulf Keystone Petro            COM              g4209g108       40    15000 SH       Sole                                      15000
Heinz H.J. Co                  COM              423074103      229     4625 SH       Sole                                       4625
Hewlett Packard                COM              428236103     1603    38072 SH       Sole                                      38072
Honeywell International Inc.   COM              438516106     1130    21260 SH       Sole                                      21260
Illinois Tool Works            COM              452308109     4337    81215 SH       Sole                                      81215
J.P. Morgan Chase & Co         COM              46625h100      212     5000 SH       Sole                                       5000
Johnson Controls               COM              478366107      398    10427 SH       Sole                                      10427
Johnson&Johnson                COM              478160104     5881    95088 SH       Sole                                      95088
Kellogg Co                     COM              487836108     2436    47689 SH       Sole                                      47689
Kimberly Clark                 COM              494368103      463     7350 SH       Sole                                       7350
Kohls Corp                     COM              500255104      370     6804 SH       Sole                                       6804
Manpower Inc                   COM              56418H100      251     4000 SH       Sole                                       4000
McDonald's Corp                COM              580135101     4261    55508 SH       Sole                                      55508
Merck & Co                     COM              58933y105     4019   111512 SH       Sole                                     111512
Microsoft Corp                 COM              594918104      563    20160 SH       Sole                                      20160
Nestle SA                      COM              641069406     2736    46577 SH       Sole                                      46577
Newmont Mining Corp            COM              651639106     2985    48600 SH       Sole                                      48600
NextEra Energy Inc             COM              65339f101     3037    58416 SH       Sole                                      58416
Northern States Financial Corp COM              665751103       19    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2634    44674 SH       Sole                                      44674
Occidental Petroleum           COM              674599105     4720    48117 SH       Sole                                      48117
Pepsico, Inc.                  COM              713448108     5981    91547 SH       Sole                                      91547
PetroChina Co LTD ADR          COM              71646e100     1238     9415 SH       Sole                                       9415
Pfizer Inc                     COM              717081103      237    13547 SH       Sole                                      13547
Philip Morris Intl Inc         COM              718172109     1485    25380 SH       Sole                                      25380
Procter & Gamble               COM              742718109     6140    95453 SH       Sole                                      95453
Quad Graphics Inc.             COM              747301109     2677    64884 SH       Sole                                      64884
Raytheon Co Com New            COM              755111507      803    17320 SH       Sole                                      17320
Royal Dutch Shell Cl B Plc Adr COM              780259107     3374    50605 SH       Sole                                      50605
Schlumberger                   COM              806857108     5446    65216 SH       Sole                                      65216
Southern Co                    COM              842587107     1679    43920 SH       Sole                                      43920
Suncor Energy Inc              COM              867224107     3610    94282 SH       Sole                                      94282
Sysco Corp                     COM              871829107     1695    57640 SH       Sole                                      57640
Union Pacific                  COM              907818108     2219    23944 SH       Sole                                      23944
Verizon Comm.                  COM              92343v104     4942   138113 SH       Sole                                     138113
Walgreen Co                    COM              931422109     5782   148400 SH       Sole                                     148400
Wisconsin Energy               COM              976657106      620    10535 SH       Sole                                      10535
Yum!Brands                 COM              988498101     1709    34835 SH       Sole                                      34835
											FORM 13F INFORMATION TABLE
